Commitments and Contingencies (Tables) (Brooklyn ImmunoTherapeutics, LLC) (10-K)	12 Months Ended
Dec. 31, 2019
Brooklyn Immunotherapeutics, LLC [Member]
Schedule of Future Commitments of Operating Lease

Future commitments under the Successor’s operating lease are as follows:

For the Years Ending December 31,	Amount
2020	$553,189
2021	571,470
2022	588,918
2023	606,864
2024	624,172
Thereafter	747,656
$3,692,269